Warrants (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Proceeds from warrants exercised	$ 2,345	$ 132
Number of warrants		532,860
Number of warrants
Balance, beginning	532,860
Issued (in shares)		562,860
Exercise of warrants (in shares)	(532,860)	(30,000)
Balance, ending		532,860
Weighted average Exercise price
Balance, beginning	$ 4.40
Issued		$ 4.40
Exercise of warrants	$ (4.40)	(4.40)
Balance, ending		$ 4.40
Estimated fair value of grants issued at grant date		$ 873
Market price on valuation date		$ 4.40
Expected dividend yield		0.00%
Expected volatility		66.61%
Risk-free interest rate		0.17%
Expected average life (in years)	1 year